Related Party Balances and Transactions (Details) - Schedule of Relationship of Related Parties	6 Months Ended
Jun. 30, 2024
Stewart Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Group	CEO
Ban Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Co-founder, CEO’s brother
Yuxia Xu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	CFO
Phillip Tao Qiu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Independent Director
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Group	Shareholder of Metafusion